Financial Debt - Vendor loan granted by Fugro - Additional Information (Detail) € in Millions, $ in Millions					12 Months Ended
	Dec. 22, 2014 EUR (€)	Jun. 27, 2014 USD ($)	Jun. 27, 2014 EUR (€)	Aug. 21, 2013 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 02, 2013 EUR (€)	Jan. 31, 2013 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Borrowings redemption amount | $					$ 26.9	$ 496.1	$ 231.6
Fugro [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings redemption amount		$ 38.6	€ 28.1	€ 112.5
Average exchange rate		1.3726	1.3726
Notional amount								€ 225.0	€ 125.0
Debt instrument interest rate									5.50%
Fugro [member] | Later Than Three Years And Not Later Than Four Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings repayment percentage	50.00%
Borrowings redemption amount	€ 42.2
Fugro [member] | 4-5 Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings repayment percentage	50.00%
Borrowings redemption amount	€ 42.2